Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	6 Months Ended
	Jun. 30, 2025 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025 RM / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 RM / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 RM / shares
Schedule of Currency Exchange Rates [Abstract]
Period-end spot rate | (per share)	$ 0.7838	$ 1	RM 3.3058	$ 0.732	$ 1	RM 3.2862	$ 0.7379	$ 1	RM 3.4746
Average rate | (per share)	$ 0.754	$ 1	RM 3.2944	$ 0.7482	$ 1	RM 3.4112	$ 0.7431	$ 1	RM 3.5035